Financial Instruments and Financial Risk Management (Details) - Schedule of market risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income (loss) 10% increase [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of market risk [Line Items]
Cash and cash equivalents	$ (6)	$ (5)
Short term bank deposits		(7)
Restricted short term bank deposits	(6)
Other receivables		(2)
Lease liability	15	12
Trade payables	2	1
Other payables	26	18
Total NIS-linked balances	31	17
Cash and cash equivalents	(10)	(662)
Short term bank deposits	(455)
Loans from related party	86	100
Total USD- linked balances	(379)	(562)
Total	(348)	(545)
Income (loss) 5% increase [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of market risk [Line Items]
Cash and cash equivalents	(3)	(2)
Short term bank deposits		(4)
Restricted short term bank deposits	(3)
Other receivables		(1)
Lease liability	8	6
Trade payables	1	1
Other payables	13	9
Total NIS-linked balances	16	9
Cash and cash equivalents	(5)	(347)
Short term bank deposits	(238)
Loans from related party	45	52
Total USD- linked balances	(198)	(295)
Total	(182)	(286)
Value on financial position [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of market risk [Line Items]
Cash and cash equivalents	71	51
Short term bank deposits		76
Restricted short term bank deposits	63
Other receivables	4	18
Lease liability	(166)	(127)
Trade payables	(25)	(13)
Other payables	(282)	(195)
Total NIS-linked balances	(335)	(190)
Cash and cash equivalents	110	7,285
Short term bank deposits	5,000
Loans from related party	(941)	(1,102)
Total USD- linked balances	4,169	6,183
Total	3,834	5,993
Income (loss) 5% decrease [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of market risk [Line Items]
Cash and cash equivalents	4	3
Short term bank deposits		4
Restricted short term bank deposits	3
Other receivables		1
Lease liability	(9)	(7)
Trade payables	(1)	(1)
Other payables	(15)	(10)
Total NIS-linked balances	(18)	(10)
Cash and cash equivalents	6	383
Short term bank deposits	263
Loans from related party	(50)	(58)
Total USD- linked balances	219	325
Total	201	315
Income (loss) 10% decrease [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of market risk [Line Items]
Cash and cash equivalents	8	6
Short term bank deposits		8
Restricted short term bank deposits	7
Other receivables		2
Lease liability	(18)	(14)
Trade payables	(3)	(1)
Other payables	(31)	(22)
Total NIS-linked balances	(37)	(21)
Cash and cash equivalents	12	809
Short term bank deposits	556
Loans from related party	(105)	(122)
Total USD- linked balances	463	687
Total	$ 426	$ 666